Interest and Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Schedule of Total Interest and Other Finance Expenses
Total interest and other finance expenses incurred during the years ended December 31, 2015, 2014 and 2013 are as follows:

(in US$ millions)	2015	2014	2013
Gross debt interest and finance expense	18.2	28.6	32.3
Of which capitalized as borrowing cost	(3.1)	(2.2)	(1.3)
Total interest and finance expenses	15.1	26.4	31.0